S000000855 [Member] Expense Example - Parnassus Value Equity Fund	Dec. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,182
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 888